CONVERTIBLE DEBT INSTRUMENTS (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of Changes in Borrowings [Roll Forward]
Ending balance, borrowings	$ 13,077,670
Changes in equity [abstract]
Beginning balance	(95,625,929)
Ending balance	368,681,834
Convertible Debt
Disclosure of Changes in Borrowings [Roll Forward]
Beginning balance, borrowings	18,866,890
Accretion expense	2,503,097
Foreign currency translation adjustment	1,060,561
Repayment	(22,430,548)
Ending balance, borrowings	0
Conversion Option
Changes in equity [abstract]
Beginning balance	1,472,520
Repayment	(1,472,520)
Ending balance	0
March 2020 Convertible Loan | Convertible Debt
Disclosure of Changes in Borrowings [Roll Forward]
Beginning balance, borrowings	3,676,252
Accretion expense	483,050
Foreign currency translation adjustment	216,480
Repayment	(4,375,782)
Ending balance, borrowings	0
September 2020 Convertible Debenture | Convertible Debt
Disclosure of Changes in Borrowings [Roll Forward]
Beginning balance, borrowings	15,190,638
Accretion expense	2,020,047
Foreign currency translation adjustment	844,081
Repayment	(18,054,766)
Ending balance, borrowings	$ 0